Securities Act File No. 333-208987

ICA No. 811-23128

As filed with the Securities and Exchange Commission on April 15, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

                                                                Pre-Effective Amendment No. 1

                                                                Post-Effective Amendment No. __

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

                                                                Amendment No.

(Check Appropriate Box or Boxes)

Centerstone Investors Trust

(Exact Name of Registrant as Specified in Charter)

135 5th Avenue

New York, New York 10010

Attention:  Abhay Deshpande

 (Address of Principal Executive Offices)(Zip Code)

(212) 503-5790

 (Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC. 20004 (202) 239-3346

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE

IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

The information in this prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus Dated April 15, 2016

Centerstone Investors Fund

Class A (Symbol: CETAX)

Class C (Symbol: CENNX)

Class I (Symbol: CENTX)

Centerstone International Fund

Class A (Symbol: CSIAX)

Class C (Symbol: CSINX)

Class I (Symbol: CINTX)

Prospectus

[_______ __], 2016

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Centerstone Investors Fund

Centerstone International Fund

each a series of the Centerstone Investors Trust (the “Trust”)

TABLE OF CONTENTS

Summary Section—Centerstone Investors Fund	2
Summary Section—Centerstone International Fund	8
Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	14
Centerstone Investors Fund	14
Investment Objective	14
Principal Investment Strategies	14
Principal Risks of Investing in the Centerstone Investors Fund	15
Centerstone International Fund	19
Investment Objective	19
Principal Investment Strategies	19
Principal Risks of Investing in the Centerstone International Fund	21
Portfolio Holdings Information	25
Management of the Funds	25
The Adviser	25
Portfolio Manager	26
Shareholder Information	26
Share Price	26
Choosing a Share Class	27
More About Class A Shares	27
More About Class C Shares	29
More About Class I Shares	30
How to Purchase Shares	30
How to Redeem Shares	32
Redemption Fee	34
Tools to Combat Frequent Transactions	34
Distribution of Fund Shares	36
Distributions and Taxes	36
Tax Status, Dividends and Distributions	36
Financial Highlights	37

Summary Section—Centerstone Investors Fund

Investment Objective. The investment objective of the Centerstone Investors Fund (the “Investors Fund”) is to seek long-term growth of capital.

Fees and Expenses of the Investors Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Investors Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 27 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%(2)	None
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses(3)	1.37%	1.37%	1.37%
Acquired Fund Fees and Expenses(4)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.53%	3.28%	2.28%
Fee Waiver/Expense Reimbursement	(1.17)%	(1.17)%	(1.17)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(5)	1.36%	2.11%	1.11%
(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
(2)	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Investor Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
(3)	These expenses are based on estimated amounts for the Investors Fund’s current fiscal year.
(4)	Acquired Fund Fees and Expenses are based on estimated amounts for the Investor Fund’s current fiscal year.
(5)	Pursuant to an operating expense limitation agreement between Centerstone Investors LLC (the “Adviser”) and the Investors Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Investors Fund to ensure that Total Annual Fund Operating Expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.35%, 2.10% and 1.10%, of the Investors Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through March 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Investors Fund’s annual operating expenses to exceed the lower of the expense cap currently in place or that was in place at the time the fees were waived.

Example. This Example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investors Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	One Year	Three Years
Class A	$632	$1,029
Class C	$214	$785
Class I	$113	$480

Portfolio Turnover. The Investors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Investors Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Investors Fund’s performance.

Principal Investment Strategies. To achieve its objective of long-term capital growth, the Investors Fund will normally invest at least 60% of its assets in equity and equity related securities and up to 40% of its assets in fixed-income instruments (without regard to credit rating or time to maturity), cash and cash equivalents. The Investors Fund primarily invests its assets in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. The Fund may also invest in foreign and domestic preferred equity securities and American Depositary Receipts (“ADRs”). The Investors Fund may also invest up to 20% of its assets in lower-rated or defaulted debt securities (including so-called “junk bonds”), corporate debt, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies.

The Investors Fund seeks companies that have financial strength and stability, strong management and fundamental value. The Adviser will follow a global, bottom-up oriented long-term investment philosophy. The Investor Fund will focus its investments in areas where the Adviser finds the most compelling opportunities at any given moment and on situations that, in the Adviser’s opinion, have the potential for capital appreciation. The investment philosophy and strategy of the Investors Fund seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses.

Investment decisions for the Investors Fund are made without regard to the capitalization (size) of the companies in which it invests. The Investor Fund may invest in any size company, including large, medium and smaller companies. Under normal circumstances, the Investors Fund anticipates it will allocate a significant amount of its total assets to foreign investments. That generally means that at least 15% of the Investors Fund’s total assets will be allocated to foreign investments (the Investor Fund expects at least 30% of its equity investments will be in foreign equities).

The Adviser may invest the Investors Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, however, the emphasis will be in companies operating in developed countries, such as those of the U.S., Canada, Japan and Western Europe.

The Investors Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The Investors Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The Investors Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

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Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Investors Fund. The principal risks of investing in the Investors Fund are:

•	General Risks. Economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Investors Fund invests. There is risk that these and other factors may adversely affect the Investors Fund’s performance. You could lose money by investing in the Investors Fund.

•	Management Risk. Management risk is the risk that the investment process used by the Investors Fund’s portfolio manager could fail to achieve the Investors Fund’s investment goal and cause an investment in the Investors Fund to lose value.

  Market Risk. The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Investors Fund invests, as well as economic, political, or social events in the United States or abroad.

  Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

  Equity Securities Risk. The Investors Fund primarily invests in common stock (and securities convertible into common stocks) and may also invest in preferred stocks and ADRs, which subjects the Investors Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Investors Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Investors Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

  Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

  Mid-Cap Company Risk. The risk that the mid-cap companies in which the Investors Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

  Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

•	Fixed Income Risk. When the Investors Fund invests in fixed income securities (without regard to credit rating or time to maturity), the value of your investment in the Investors Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Investors Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the
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debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

  Junk Bond Risk. The risk that lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

  Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. A portion of the derivatives trades may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

  Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Investors Fund owns and the Investors Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

  Hedging Risk. Hedging is a strategy in which the Investors Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Investors Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Investors Fund is not required to use hedging and may choose not to do so.

  American Depository Receipt (“ADR”) Risk. ADRs are receipts issued by US banks evidencing ownership in securities of foreign issuers. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons. ADRs may be “sponsored” or “unsponsored.” Sponsored ADRs are those in which the non-U.S. company enters into an agreement directly with the U.S. depositary bank to arrange for recordkeeping, forwarding of shareholder communications, payment of dividends, and other services. An unsponsored ADR is set up without the cooperation of the non-U.S. company and may be initiated by a broker-dealer wishing to establish a U.S. trading market.

  Emerging Markets Risk. A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

  Derivatives Risk. The Investors Fund may use derivatives (including futures and forward contracts) to enhance returns or hedge against market declines. The Investors Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

  Credit Risk. Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the
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market’s perception of an issuer’s creditworthiness may also affect the value of the Investors Fund’s investment in that issuer. The Investors Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Investors Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

  Limited Operating History Risk. The Investors Fund is new and has a limited history of operation. Accordingly, an investment in the Investors Fund entails a high degree of risk. There can be no assurance that the Investors Fund and the Adviser will achieve the Investors Fund’s investment objective. In addition, the Adviser is newly formed and has not previously managed a mutual fund.

  Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Investors Fund to achieve its investment objective and could increase the operating expenses of the Investors Fund.

  Cyber Security Risk.  As the use of technology has become more prevalent in the course of business, the Investors Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Investors Fund or its service providers can result in, among other things, financial losses to the Investors Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Investors Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Investors Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Performance. Because the Investors Fund is new, no performance information is presented for the Investors Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-877-314-9006.

Investment Adviser. Centerstone Investors LLC serves as the Investors Fund’s investment adviser.

Portfolio Manager. The following individual serves as the Investors Fund’s portfolio manager:

Portfolio Manager	Primary Title	With the Investors Fund since
Abhay Deshpande	Founder & CIO of the Adviser	April 2016

Purchase and Sale of Fund Shares. You may conduct transactions by mail (Centerstone Investors Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha NE 68130), or by telephone at 1-877-314-9006. Investors who wish to purchase or redeem Investors Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment for Class A shares, Class C shares and Class I shares is $5,000, $5,000 and $100,000, respectively. The minimum subsequent investment amount for is $100 for each Class. These limits are applied on a per transaction basis or, in the case of the maximum investment amount, on aggregate purchases by an investor on a single trading day. The Investors Fund may waive or reduce its minimum or maximum investment amount from time to time in the sole discretion of the Adviser.

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Tax Information. The Investors Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Investors Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Investors Fund and its related companies may pay the intermediary for the sale of Investors Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Investors Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Section—Centerstone International Fund

Investment Objective. The investment objective of the Centerstone International Fund (the “International Fund”) is to seek long-term growth of capital.

Fees and Expenses of the International Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the International Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 27 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load)	1.00%(1)	1.00%(2)	None
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses(3)	1.42%	1.42%	1.42%
Acquired Fund Fees and Expenses(4)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.58%	3.33%	2.33%
Fee Waiver/Expense Reimbursement	(1.22)%	(1.22)%	(1.22)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(5)	1.36%	2.11%	1.11%

(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
(2)	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of International Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.
(3)	These expenses are based on estimated amounts for the International Fund’s current fiscal year.
(4)	Acquired Fund Fees and Expenses are based on estimated amounts for the International Fund’s current fiscal year.
(5)	Pursuant to an operating expense limitation agreement between Centerstone Investors LLC (the “Adviser”) and the International Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the International Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation)) for the International Fund do not exceed 1.35%, 2.10% and 1.10%, of the International Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through March 31, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the International Fund’s annual operating expenses to exceed the lower of the expense cap currently in place or that was in place at the time the fees were waived.

Example. This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the

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International Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2018. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years
Class A	$632	$1,034
Class C	$214	$790
Class I	$113	$486

Portfolio Turnover. The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance.

Principal Investment Strategies. To achieve its objective, the International Fund will invest primarily in equity securities of companies traded in mature markets (markets that already have a number of established companies, for example, Japan, Germany and France) and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The International Fund intends to invest its assets in investments that are tied economically to a number of countries throughout the world.    Under normal circumstances, the Fund will invest in issuers located in at least three different countries (not including the U.S. although the Fund may also invest in U.S. issuers).   Normally, the International Fund invests at least 60% of its total assets in foreign (non-U.S.) equity securities. Equity securities are selected based on their price versus value, business quality, balance sheet strength among other factors. The International Fund also may invest up to 40% of its total assets in debt instruments (including those of foreign issuers), cash and cash equivalents. The International Fund may invest in debt securities generally without regard to their credit rating or time to maturity. The International Fund may also invest up to 20% of its assets in lower-rated or defaulted debt securities (including so-called “junk bonds”), corporate debt, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies.

The International Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. The Adviser will follow a bottom-up oriented long-term investment philosophy. The International Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the International Fund may seek investments in the equity securities of companies in industries that are believed to be temporarily depressed.

Investment decisions for the International Fund are made without regard to the capitalization (size) of the companies in which it invests. The International Fund may invest in any size company, including large, medium and smaller companies.

In selecting debt securities to achieve the International Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The International Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The International Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The International Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency

9

transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the International Fund. The principal risks of investing in the International Fund are:

  General Risks. Economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the International Fund invests. There is risk that these and other factors may adversely affect the International Fund’s performance. You could lose money by investing in the International Fund.

  Management Risk. Management risk is the risk that the investment process used by the International Fund’s portfolio manager could fail to achieve the International Fund’s investment goal and cause an investment in the International Fund to lose value.

  Market Risk. The value of the International Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the International Fund invests, as well as economic, political, or social events in the United States or abroad.

  Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

  Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. A portion of the derivatives trades may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

  Currency Risk. Changes in foreign currency exchange rates will affect the value of what the International Fund owns and the International Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

  Hedging Risk. Hedging is a strategy in which the International Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the International Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The International Fund is not required to use hedging and may choose not to do so.

  Emerging Markets Risk. A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

  Equity Securities Risk. The International Fund invests in common stock (and securities convertible into common stocks) which subjects the International Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the
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  International Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the International Fund’s investments goes down, your investment in the International Fund de-creases in value and you could lose money.

  Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

  Mid-Cap Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

  Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

  Fixed Income Risk. When the International Fund invests in fixed income securities (without regard to credit rating or time to maturity), the value of your investment in the International Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the International Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

  Junk Bond Risk. The risk that lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.

  Derivatives Risk. The International Fund may use derivatives (including futures) to enhance returns or hedge against market declines. The International Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

  Credit Risk. Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the International Fund’s investment in that issuer. The International Fund may invest in debt instruments that are below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the International Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

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  Limited Operating History Risk. The International Fund is new and has a limited history of operation. Accordingly, an investment in the International Fund entails a high degree of risk. There can be no assurance that the International Fund and the Adviser will achieve the International Fund’s investment objective. In addition, the Adviser is newly formed and has not previously managed a mutual fund.

  Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the International Fund to achieve its investment objective and could increase the operating expenses of the International Fund.

  Cyber Security Risk.  As the use of technology has become more prevalent in the course of business, the International Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the International Fund or its service providers can result in, among other things, financial losses to the International Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential International Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the International Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Performance. Because the International Fund is new, no performance information is presented for the International Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the International Fund toll-free at 1-877-314-9006.

Investment Adviser. Centerstone Investors LLC serves as the International Fund’s investment adviser.

Portfolio Managers. The following individuals serve as the International Fund’s portfolio managers:

Portfolio Managers	Primary Title	With the International Fund since
Abhay Deshpande	Founder & CIO of the Adviser	April 2016

Purchase and Sale of Fund Shares. You may conduct transactions by mail (Centerstone International Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha NE 68130), or by telephone at 1-877-314-9006. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment for Class A shares, Class C and Class I shares is $5,000, $5,000 and $100,000, respectively. The minimum subsequent investment amount is $100 for each Class. These limits are applied on a per transaction basis or, in the case of the maximum investment amount, on aggregate purchases by an Investor on a single trading day. The Fund may waive or reduce its minimum or maximum investment amount from time to time in the sole discretion of the Adviser.

Tax Information. The International Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase International Fund shares through a broker-dealer or other financial intermediary (such as a bank), the International

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Fund and its related companies may pay the intermediary for the sale of International Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the International Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Centerstone Investors Fund

Investment Objective

The investment objective of the Investors Fund is to seek long-term growth of capital.

The Investors Fund’s investment objective may be changed without the approval of the Investors Fund’s shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the Investors Fund will normally invest at least 60% of its assets in equity and equity related securities and up to 40% of its assets in fixed-income instruments (without regard to credit rating or time to maturity), cash and cash equivalents. The Investors Fund primarily invests its assets in common stocks (and securities convertible into common stocks) of U.S. and foreign companies. The Fund may also invest in foreign and domestic preferred equity securities and American Depositary Receipts (“ADRs”). The Investors Fund may invest up to 20% of its assets in lower-rated or defaulted debt securities (including so-called “junk bonds”), corporate debt, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies.

The Investors Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. The Adviser will follow a global, bottom-up oriented long term investment philosophy. The investment philosophy and strategy of the Investors Fund seeks a “margin of safety” in each investment with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets.

Equity securities are selected based on their price versus value, business quality, balance sheet strength among other factors. Investment decisions for the Investors Fund are made without regard to the capitalization (size) of the companies in which it invests. The Investor Fund may invest in any size company, including large, medium and smaller companies. Under normal circumstances, the Investors Fund anticipates it will allocate significant amount of its total assets to foreign investments. That generally means that at least 15% of the Investors Fund’s total assets will be allocated to foreign investments (the Investor Fund expects at least 30% of its equity investments will be total assets in foreign equities investments).

The Adviser may invest the Investors Fund’s assets in any region of the world. It may invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, however, the emphasis will be in companies operating in developed countries, such as those of the U.S., Canada, Japan and Western Europe.

The Investors Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The Investors Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The Investors Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The Investors Fund may take an activist role, where it will seek to influence or control management, or invest in other companies that do so when the Adviser believes the Investors Fund may benefit. The Investors Fund may invest in securities of companies that are, or are about to be, involved in

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reorganizations, financial restructurings or bankruptcy, which may involve the purchase of bank debt. The Investors Fund may also participate in arbitrage opportunities.

The Investors Fund will focus its investments in areas where the Adviser finds the most compelling opportunities at any given moment and on situations that, in the Adviser’s opinion, have the potential for capital appreciation. The Adviser will examine each security separately and will not apply a predetermined formula. In order to maintain investment flexibility, the Adviser has not established guidelines as to the size of an issuer, its earnings, or the industry in which it operates in order for a security to be included or excluded for purchase by the Investors Fund.

Temporary Defensive Positions

The Investors Fund may, from time to time, take temporary defensive positions that are inconsistent with the Investors Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, during such periods, 100% of the Investors Fund’s assets may be invested in short-term, high-quality fixed income investments, cash or cash equivalents. Temporary defensive positions may be initiated by the Adviser when market conditions make pursuing its investment strategy used for the Fund inconsistent with the best interests of the Investors Fund. When the Investors Fund takes temporary defensive positions, it may not achieve its investment objective.

Principal Risks of Investing in the Centerstone Investors Fund

Before investing in the Investors Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Investors Fund. The value of your investment in the Investors Fund will go up and down with the prices of the securities in which the Investors Fund invests. The principal risks of investing in the Investors Fund are:

General Risks. Economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Investors Fund’s investments. There is risk that these and other factors may adversely affect the Investors Fund’s performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Investors Fund. An investment in the Investors Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the Investors Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Investors Fund.

Management Risk. Management risk is the risk that the investment process used by the Investors Fund’s portfolio manager could fail to achieve the Investors Fund’s investment goal and cause an investment in the Investors Fund to lose value. The Adviser’s reliance on its option-based strategy and its judgments about the potential appreciation of a particular option or security in which the Fund invests may prove to be incorrect.

Market Risk. The value of the Investors Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Investors Fund invests, as well as economic, political, or social events in the United States or abroad.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Equity Securities Risk. The Investors Fund primarily invests in common stock (and securities convertible into common stocks) and may also invest in preferred stocks and ADRs, which subjects the Investors Fund and its shareholders to the risks associated with common stock investing. These risks include the

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financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the Investors Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The Investors Fund may also invest in preferred stock which is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Many factors affect the performance of each company, including the strength of the company’s management or the demand for its product or services. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the Investors Fund. Over time, stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Investors Fund’s investments may increase or decrease more than stock markets in general. Of course, the Investors Fund is subject to these same risks to the extent that it invests directly in common stocks.

Large-Capitalization Securities Risk. While large cap companies may be less volatile than those of mid- and small-cap companies, they still involve risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods. Further, the Investors Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Mid-Cap Company Risk. Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Investors Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Small-Cap Company Risk. Generally, small-cap, and less seasoned companies, have more potential for rapid growth. They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Investors Fund. These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Investors Fund wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. An investment in the Investors Fund that is subject to these risks may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Fixed Income Risk. When the Investors Fund invests in fixed income securities (without regard to credit rating or time to maturity), the value of your investment in the Investors Fund may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Investors Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

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Lower-Rated and Unrated Debt Securities. Securities rated below investment grade, sometimes called “junk bonds,” and the type of unrated debt securities purchased by the Investors Fund, generally are considered to have more risk than higher-rated securities. They may also fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company’s business and to ratings changes, and typically rise and fall in response to factors that affect the company’s stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Investors Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. A portion of the derivatives trades may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with portfolio transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. government and the U.S. economy.

Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Investors Fund owns and the Investors Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Hedging Risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner adverse to the portfolio construction employed by the Investors Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Investors Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Investors Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Investors Fund is not required to use hedging and may choose not to do so.

American Depositary Receipts (ADRs) Risk. The Fund may invest in U.S. dollar denominated American Depositary Receipts of foreign companies (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Securities of foreign issuers, and consequently ADRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer’s home country or for a variety of other reasons. ADRs may be “sponsored” or “unsponsored.” Sponsored ADRs are those in which the non-U.S. company enters into an agreement directly with the U.S. depositary bank to arrange for recordkeeping, forwarding of shareholder communications, payment of dividends, and other services. An unsponsored ADR is set up without the cooperation of the non-U.S. company and may be initiated by a broker-dealer wishing to establish a U.S. trading market. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as those listed above.

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Emerging Markets Risk. The risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the Investors Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Investors Fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Derivatives Risk. The Investors Fund may use derivatives (including futures and forward contracts) to enhance returns or hedge against market declines. The Investors Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. Leverage involves the use of various financial instruments or borrowed capital, such as margin, in an attempt to increase the return of an investment. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Investors Fund. The use of leverage may also cause the Investors Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Investors Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Investors Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit Risk. Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Investors Fund’s investment in that issuer. The value of the debt securities held by the Investors Fund fluctuates with the credit quality of the issuers of those securities. The Investors Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Investors Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

Investor Activism Risk. This is the risk that if the Adviser actively seeks to influence the management of a portfolio company in which it is invested, the investment results may be disappointing if the portfolio company resists the Adviser’s efforts, or alternatively, if the portfolio company adopts the Adviser’s proposed strategy, which may prove to be misguided. There also may be instances where the Investors Fund will be restricted in transacting in a particular investment as a result of the Adviser’s activist strategy. It is also possible that the Investors Fund may become involved in litigation, which entails expense and the possibility of claims for damages against the Investors Fund.

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Risk Arbitrage Securities and Distressed Companies. A merger, other restructuring, tender, or exchange offer proposed at the time the Investors Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Investors Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Limited Operating History Risk. The Investors Fund is new and has a limited history of operation. Accordingly, an investment in the Investors Fund entails a high degree of risk. There can be no assurance that the Investors Fund and the Adviser will achieve the Investors Fund’s investment objective notwithstanding the performance of any or all of the foregoing or their respective affiliates or principals in other transactions including, without limitation, arrangements similar in nature to the Investors Fund. In addition, the Adviser is newly formed and has not previously managed a mutual fund.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Investors Fund to achieve its investment objective and could increase the operating expenses of the Investors Fund. For example, the CFTC recently adopted amendments to existing regulations that, upon effectiveness, may subject activities of the Investors Fund involving investments in futures contracts and similar instruments to regulation by the CFTC, including a variety of registration, disclosure and operational obligations.

Cyber Security Risk.  As the use of technology has become more prevalent in the course of business, the Investors Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Investors Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Investors Fund and its service providers.  Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Centerstone International Fund

Investment Objective

The investment objective of the International Fund is to seek long-term growth of capital.

The International Fund’s investment objective may be changed without the approval of the International Fund’s shareholders upon 60 days’ written notice to shareholders.

Principal Investment Strategies

To achieve its objective of long-term capital growth, the International Fund will invest primarily in equity securities of companies traded in mature markets (markets that already have a number of established companies, for example, Japan, Germany and France) and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The International Fund intends to invest its assets in investments that are tied economically to a number of countries throughout the world.    Under normal circumstances, the Fund will invest in issuers located in at least three different countries (not including the U.S. although the Fund may also invest in U.S. issuers).   Normally, the International Fund invests at least 60% of its total assets in foreign (non-U.S.) equity securities. Equity securities are selected based on their price versus value, business quality, balance sheet strength among other factors. The International Fund also may invest up to 40% of its total assets in debt instruments (including those of foreign issuers), cash and cash equivalents. The International Fund may invest in debt securities generally without regard to their credit rating or time to maturity. The International Fund may also invest up to 20% of its assets in lower-rated or defaulted debt securities

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(including so-called “junk bonds”), corporate debt, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies.

The International Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. The Advisor will follow a bottom-up oriented long-term investment philosophy. The International Fund identifies investment opportunities through intensive research of individual companies and generally does not focus or rely on current stock market conditions and other macro factors when assessing potential investment opportunities. For these reasons, the International Fund may seek investments in the equity securities of companies in industries that are believed to be temporarily depressed. The International Fund determines an issuer’s economic ties to a particular country based on the location where such issuer is headquartered or incorporated, and the location from where the issuer derives at least 50% of its revenues or profits, if such location is other than the location where such issuer is headquartered or incorporated.

In selecting debt securities to achieve the International Fund’s investment objective, the Adviser will consider the likelihood of default and the potential for capital appreciation.

The International Fund may invest a portion of its assets in derivative instruments. These include forward contracts and futures contracts. The International Fund may invest in derivatives primarily to seek to hedge exposure to certain markets and securities and/or for speculative (i.e., non-hedging) purposes. The International Fund may seek to hedge its exposure to foreign currencies, typically through the use of foreign currency derivatives, including currency forward contracts and may engage in currency transactions with counterparties to gain or reduce exposure to certain currencies or to generate income or gains.

Investment decisions for the International Fund are made without regard to the capitalization (size) of the companies in which it invests. The International Fund may invest in any size company, including large, medium and smaller companies.

The Adviser will consider selling a security when it determines that such security no longer offers fundamental value or financial strength and stability.

The International Fund seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets.

The International Fund may take an activist role, where it will seek to influence or control management, or invest in other companies that do so when the Adviser believes the International Fund may benefit. The International Fund may invest in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy, which may involve the purchase of bank debt. The International Fund may also participate in arbitrage opportunities.

The International Fund will focus its investments in areas where the Adviser finds the most compelling opportunities at any given moment and on situations that, in the Adviser’s opinion, have the potential for capital appreciation. The Adviser will examine each security separately and will not apply a predetermined formula. In order to maintain investment flexibility, the Adviser has not established guidelines as to the size of an issuer, its earnings, or the industry in which it operates in order for a security to be included or excluded for purchase by the International Fund.

Temporary Defensive Positions

The International Fund may, from time to time, take temporary defensive positions that are inconsistent with the International Fund’s principal investment strategies in attempting to respond to adverse market,

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economic, political or other conditions. For example, during such periods, 100% of the International Fund’s assets may be invested in short-term, high-quality fixed income investments, cash or cash equivalents. Temporary defensive positions may be initiated by the Adviser when market conditions make pursuing its investment strategy used for the International Fund inconsistent with the best interests of the International Fund. When the International Fund takes temporary defensive positions, it may not achieve its investment objective.

Principal Risks of Investing in the Centerstone International Fund

Before investing in the International Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the International Fund. The value of your investment in the International Fund will go up and down with the prices of the securities in which the International Fund invests. The principal risks of investing in the International Fund are:

General Risks. Economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the International Fund’s investments. There is risk that these and other factors may adversely affect the International Fund’s performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the International Fund. An investment in the International Fund may not be appropriate for all investors and is not intended to be a complete investment program. An investment in the International Fund is not a deposit in the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the International Fund.

Management Risk. Management risk is the risk that the investment process used by the International Fund’s portfolio manager could fail to achieve the International Fund’s investment goal and cause an investment in the International Fund to lose value. The Adviser’s reliance on its strategy and its judgments about the potential appreciation of a particular option or security in which the International Fund invests may prove to be incorrect.

Market Risk. The value of the International Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the International Fund invests, as well as economic, political, or social events in the United States or abroad.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. A portion of the derivatives trades may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with portfolio transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. government and the U.S. economy.

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Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Hedging Risk. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner adverse to the portfolio construction employed by the International Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the International Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the International Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The International Fund is not required to use hedging and may choose not to do so.

Emerging Markets Risk. The risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the International Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the International Fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk. The International Fund invests primarily in common stock which subjects the International Fund and its shareholders to the risks associated with common stock investing. The International Fund invests in common stock, which subjects the International Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting securities that do not perform as anticipated, the risk that the stock markets in which the International Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. The International Fund may also invest in preferred stock which is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. Many factors affect the performance of each company, including the strength of the company’s management or the demand for its product or services. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations. There are overall stock market risks that may also affect the value of the International Fund. Over time, stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the International Fund’s investments may increase or decrease more than stock markets in general. Of course, the International Fund is subject to these same risks to the extent that it invests directly in common stocks.

Large-Capitalization Securities Risk. While large cap companies may be less volatile than those of mid- and small-cap companies, they still involve risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods. Further, the International Fund may

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underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Mid-Cap Company Risk. Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Small-Cap Company Risk. Generally, small-cap, and less seasoned companies, have more potential for rapid growth. They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Fund. These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. An investment in the Fund that is subject to these risks may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Fixed Income Risk. When the International Fund invests in fixed income securities (without regard to credit rating or time to maturity), the value of your investment in the International Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the International Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the International Fund, possibly causing the International Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Lower-Rated and Unrated Debt Securities. Securities rated below investment grade, sometimes called “junk bonds,” and the type of unrated debt securities purchased by the International Fund, generally are considered to have more risk than higher-rated securities. They may also fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company’s business and to ratings changes, and typically rise and fall in response to factors that affect the company’s stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the International Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds.

Derivatives Risk. The International Fund may use derivatives (including futures) to enhance returns or hedge against market declines. The International Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand

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relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. Leverage involves the use of various financial instruments or borrowed capital, such as margin, in an attempt to increase the return of an investment. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the International Fund. The use of leverage may also cause the International Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the International Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the International Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Credit Risk. Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the International Fund’s investment in that issuer. The value of the debt securities held by the International Fund fluctuates with the credit quality of the issuers of those securities. The International Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. In addition, fluctuations in interest rates can affect the value of debt instruments held by the International Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

Risk Arbitrage Securities and Distressed Companies. A merger, other restructuring, tender, or exchange offer proposed at the time the International Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the International Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Investor Activism Risk. This is the risk that if the Adviser actively seeks to influence the management of a portfolio company in which it is invested, the investment results may be disappointing if the portfolio company resists the Adviser’s efforts, or alternatively, if the portfolio company adopts the Adviser’s proposed strategy, which may prove to be misguided. There also may be instances where the International Fund will be restricted in transacting in a particular investment as a result of the Adviser’s activist strategy. It is also possible that the International Fund may become involved in litigation, which entails expense and the possibility of claims for damages against the International Fund.

Limited Operating History Risk. The International Fund is new and has a limited history of operation. Accordingly, an investment in the International Fund entails a high degree of risk. There can be no assurance that the International Fund and the Adviser will achieve the International Fund’s investment objective notwithstanding the performance of any or all of the foregoing or their respective affiliates or principals in other transactions including, without limitation, arrangements similar in nature to the International Fund. In addition, the Adviser is newly formed and has not previously managed a mutual fund.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the International Fund to achieve its investment objective and could increase the operating expenses of the International Fund. For example, the CFTC recently adopted amendments to existing regulations that, upon effectiveness, may subject activities of the International Fund involving investments in futures contracts and similar

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instruments to regulation by the CFTC, including a variety of registration, disclosure and operational obligations.

Cyber Security Risk.  As the use of technology has become more prevalent in the course of business, the International Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions.  Cyber-attacks have occurred and will continue to occur.  Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the International Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the International Fund and its service providers.  Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Portfolio Holdings Information

A description of the policies and procedures with respect to the disclosure of a Fund’s portfolio holdings for the Investors Fund and International Fund (each a “Fund” and collectively the “Funds”) is available in the Funds’ SAI. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q. The annual and semi-annual reports for the Funds are available by contacting the Funds, c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, NE 68130 or calling 1-877-314-9006.

Management of the Funds

The Adviser

The Trust, on behalf of the Funds has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Centerstone Investors LLC, located at 135 5th Avenue New York, New York 10010, under which the Adviser manages each Fund’s investments subject to the supervision of the Board of Trustees. As of February 25, 2016, the Adviser managed $0 of client assets on a discretionary basis. Under the Advisory Agreement, the Investors Fund compensates the Adviser for its investment advisory services at the annual rate of 0.90% of the Investors Fund’s average daily net assets, payable on a monthly basis and the International Fund compensates the Adviser for its investment advisory services at the annual rate of 0.90% of the International Fund’s average daily net assets, payable on a monthly basis.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for managing the Funds in accordance with its investment objective and policies using the approach discussed in the “Overview” section of this Prospectus. The Adviser also maintains related records for the Funds.

Fund Expenses. Each Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and each Fund, the Adviser has agreed to reduce its management fees and/or pay expenses of the Funds to ensure that the total amount of Fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.35%, 2.10% and 1.10% of the Investors Fund’s average net assets for Class A, Class C and Class I shares, respectively, and 1.35%, 2.10% and 1.10% of the International Fund’s average net assets for Class A, Class C and Class I shares respectively, through March 31, 2018 subject thereafter to annual re-approval of the agreement by the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause each Fund’s annual operating expenses to exceed the expense cap. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

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A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in each Fund’s first annual report to shareholders.

Portfolio Manager

Abhay Deshpande. Mr. Deshpande is the Founder & CIO of the Adviser. He has more than 25 years of market experience. Prior to founding the Adviser in 2015, Mr. Deshpande was a part of First Eagle Investment Management, LLC where he joined in in 2000 and served as a senior member of the First Eagle Global Value analyst team and portfolio manager for a number of accounts before assuming management responsibilities for several funds in September 2007. Prior to 2000, Mr. Deshpande spent three years as a research analyst with Harris Associates, investment adviser to the Oakmark Funds.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Shareholder Information

Share Price

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Funds’ NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term

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investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

Choosing a Share Class

The Trust has adopted a multiple class plan that allows a Fund to offer one or more classes of shares. Each Fund has registered three classes of shares—Class A shares, Class C shares and Class I shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below: Not all share classes may be available for purchase in all states.

•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee. Class A shares are generally offered through financial intermediary platforms, including, but not limited to, traditional brokerage platforms.

•	Class C shares are sold without an initial sales charge, but are subject to a 1.00% Rule 12b-1 distribution and servicing fee. Class C shares are generally offered through financial intermediary platforms, including, but not limited to, traditional brokerage platforms.

•	Class I shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund.

Class I shares may be purchased without the imposition of any sales charges. Each Fund offers Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with a Fund and are authorized to buy and sell shares of the Funds that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in a Fund.

More About Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The minimum initial investment for Class A shares is $5,000 for the Investors Fund and $5,000 for the International Fund. The minimum subsequent investment amount for each Fund is $100. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Funds may waive or reduce its minimum or maximum investment amount from time to time in the sole discretion of the Adviser. The following sales charges apply to your purchases of Class A shares of a Fund:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $25,000	5.00%	5.26%	4.50%
$25,000 but less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $2500,000	3.25%	3.36%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	1.50%	1.52%	1.25%
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$1,000,000 or more	0.00%(2)	0.00%	**(3)

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
(2)	Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of the commissions paid on the shares redeemed.
(3)	A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 0.50% on purchases between $1 million and $3 million, 0.25% on amounts over $3 million but less than $5 million, 0.10% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

Reducing Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of a Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of each Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

  Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);
  Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
  Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.
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Waiving Your Class A Sales Charge

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Current and retired directors and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.
  Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.
  Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
  Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisers).
  Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
  Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
  Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

The Funds also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.

Further information regarding the Funds’ sales charges, breakpoints and waivers is available free of charge upon request.

More About Class C Shares

Class C shares of the Funds are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of a Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

The Adviser will advance to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, 1.00% of the purchase price of Class C shares from the

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Adviser’s own resources, at the time of purchase. The Funds’ distributor will pay the Class C shares distribution and/or shareholder service fees (as described above) during the first year after purchase to the Adviser in satisfaction of the advance. The Funds’ distributor will pay the Class C shares distribution and/or shareholder service fees to Selling Brokers, or other financial intermediaries that have entered into distribution agreements with the distributor, for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

The minimum initial investment in Class C shares of the Funds is $5,000. The minimum subsequent investment in Class C shares of the Funds is $100. The Fund may waive or reduce its minimum initial or subsequent investment amount from time to time in the sole discretion of the Adviser.

More About Class I Shares

Class I shares may be purchased without the imposition of any sales charges. Each Fund offers Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with the Funds and are authorized to buy and sell shares of the Funds that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds. Class I shares are sold at NAV without an initial sales charge, and are not subject to 12b-1 distribution fees. The minimum initial investment for Class I shares is $100,000 for each Fund. The minimum subsequent investment amount for each Fund is $100. The Fund may waive or reduce its minimum or maximum investment amount from time to time in the sole discretion of the Adviser.

How to Purchase Shares

Purchase by Mail. To purchase a Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Centerstone Investors Fund” or the “Centerstone International Fund,” as applicable to:

via regular mail:	via overnight mail:
Centerstone Investors Fund	Centerstone Investors Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

or

via regular mail:	via overnight mail:
Centerstone International Fund	Centerstone International Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

Purchase through Brokers. You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. A Fund will be deemed to have received a purchase or

30

redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire. If you wish to wire money to make an investment in a Fund, please call the Fund at 1-877-314-9006 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan. You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Funds at 1-877-314-9006 for more information about the Funds’ Automatic Investment Plan. Minimum initial investment requirements may be waived for Automatic Investment Plan investors, at a Fund’s discretion.

The Funds, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Centerstone Investors Fund” or “Centerstone International Fund”. The Funds will not accept payment in cashier’s checks or money orders. To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

Anti-Money Laundering Program. The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist a Fund in verifying your identity. Until such verification is made, a Fund may temporarily limit additional share purchases. In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (P.O. Box only is not acceptable).

31

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by a Fund within a reasonable time of the request or if a Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-877-314-9006.

How to Redeem Shares

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via regular mail:	via overnight mail:
Centerstone Investors Fund	Centerstone Investors Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

or

via regular mail:	via overnight mail:
Centerstone International Fund	Centerstone International Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to a Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-877-314-9006. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

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Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of a Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $100 on specified days of each month into your established bank account. Please contact the Funds at 1-877-314-9006 for more information about the Funds’ Automatic Withdrawal Plan.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of a Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by a Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•         The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•         If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to a Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with a Fund;
•	you request that a redemption be mailed to an address other than that on record with a Fund;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
33

•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance falls below $5,000 for Class A shares or $50,000 for Class I shares, a Fund may notify you that, unless the account is brought up to at least $5,000 for Class A shares or $50,000 for Class I shares within 60 days of the notice; your account could be closed. After the notice period, a Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below required minimum due to a decline in NAV.

Redemption Fee

The Fund will deduct a 2.00% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase or shares held less than 30 days are redeemed for failure to maintain the Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 2.00% fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

•	Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
•	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
•	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or
•	Redemptions or exchanges due to the death or disability of a shareholder, pursuant to a qualified domestic relations order or divorce decree, or similar situations where the Fund, in its discretion, believes it is appropriate in the circumstances.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Tools to Combat Frequent Transactions

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while

34

recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

  Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy;”
  Rejecting or limiting specific purchase requests; and
  Charging a 2.00% redemption charge if shares are held less than 30 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, a Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to a Fund to help offset any cost associated with such short-term trading. Each Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds’ Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of a Fund.

The Funds reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in a Fund, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Funds’ redemption fee and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Householding. To reduce expenses, the Funds mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-314-9006on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

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Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) is located at 17605 Wright Street, Omaha, NE 68130, and serves as distributor and principal underwriter to the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution and Shareholder Servicing (12b-1) Plan

Each Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “12b-1 Plan”) under the 1940 Act for Class A shares and Class C shares. Under the 12b-1 Plans, Class A shares and Class C shares of the Funds are authorized to pay the Funds’ distributor, or such other entities as approved by the Board of Trustees, a fee for the promotion and distribution of each Fund and the provision of personal services to shareholders. The maximum amount of the fee authorized is 0.25% of each Fund’s average daily net assets annually for the Class A shares and 1.00% of each Fund’s average daily net assets annually for the Class C shares. The distributor may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution or service activity. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in a Fund and may cost you more than paying other types of sales charges.

In addition to the fees paid under the 12b-1 Plan, each Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Additional Compensation to Financial Intermediaries

The distributor, its affiliates and the Adviser, out of its own resources, and without additional cost to the Funds or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Funds, if any. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Tax Status, Dividends and Distributions

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income and net capital gains annually.   The distributions will be reinvested in shares of the respective Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest

36

dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December of the current calendar year will be taxed to shareholders as if received on December 31 of the current calendar year if they are paid in January of the following calendar year.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your social security number or taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number or taxpayer identification number, you should indicate on the purchase form that your application to obtain a number is pending.  Each Fund is required to withhold taxes if a number is not delivered to a Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to a Fund or its investments. This general summary is based on the Code, the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis). You should consult your own independent tax advisors to determine the tax consequences of owning a Fund’s shares.

Financial Highlights

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

37

PRIVACY NOTICE

CENTERSTONE INVESTORS TRUST

Rev. February 2016

FACTS

WHAT DOES CENTERSTONE INVESTORS TRUST DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

Why?

What? How?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons CENTERSTONE INVESTORS TRUST chooses to share; and whether you can limit this sharing.

Reasons we can share Does CENTERSTONE

your personal INVESTORS TRUST share Can you limit this sharing?

information: information?

For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS? Call 1-402-493-4603

38

PRIVACY NOTICE

CENTERSTONE INVESTORS TRUST

What we do:

To protect your personal information from unauthorized access
How does CENTERSTONE	and use, we use security measures that comply with federal
INVESTORS TRUST protect my	law. These measures include computer safeguards and secured
personal information?	files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
We collect your personal information, for example, when you
How does CENTERSTONE
INVESTORS TRUST collect my	• open an account or deposit money
personal information?	• direct us to buy securities or direct us to sell your securities
• seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Federal law gives you the right to limit only:
Why can't I limit all sharing?
• sharing for affiliates' everyday business purposes —information about your creditworthiness.
• affiliates from using your information to market to you.
• sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • CENTERSTONE INVESTORS TRUST has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • CENTERSTONE INVESTORS TRUST does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • CENTERSTONE INVESTORS TRUST does not jointly market.
39

Investment Adviser

Centerstone Investors LLC

135 5th Avenue

New York, New York 10010

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Legal Counsel

Alston & Bird, LLP

950 F Street NW

Washington, D.C. 20004

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Centerstone Investors Fund

Centerstone International Fund

each a series of the Centerstone Investors Trust

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-877-314-9006, on the Funds’ website, www.centerstoneinv.com, or by writing to:

Centerstone Investors Fund or

Centerstone International Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

__________________________________________

(The Trust’s SEC Investment Company Act file number is 811-23128)

The information in this statement of additional information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to Completion

Preliminary Statement of Additional Information Dated April 15, 2016

Statement of Additional Information

Dated: [__________], 2016

Centerstone Investors Fund

Class A (Symbol: CETAX)

Class C (Symbol: CENNX)

Class I (Symbol: CENTX)

Centerstone International Fund

Class A (Symbol: CSIAX)

Class C (Symbol: CSINX)

Class I (Symbol: CINTX)

This Statement of Additional Information (“SAI”) provides general information about the Centerstone Investors Fund (the “Investors Fund”) and the Centerstone International Fund (the “International Fund”) each a series of Centerstone Investors Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus for Class A, Class C and Class I shares dated [_______ __], 2016 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus or the Annual or Semi-Annual Report, free of charge, please write or call the Funds at the address or telephone number below:

Centerstone Investors Fund or

Centerstone International Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-877-314-9006

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TABLE OF CONTENTS

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The Trust	3
Investment Policies, Strategies and Associated Risks	4
Fundamental Investment Limitations	21
Management of the Funds	22
Board of Trustees	22
Board Leadership Structure	22
Trustees and Officers	24
Board Committees	25
Trustee Compensation	26
Control Persons and Principal Shareholders	26
Investment Adviser	26
Portfolio Manager	28
Other Service Providers	30
Distribution of Fund Shares	31
12b-1 Distribution and Shareholder Servicing Plans	32
Portfolio Transactions and Brokerage Allocation	33
Portfolio Turnover	34
Code of Ethics	35
Proxy Voting Procedures	35
Anti-Money Laundering Compliance Program	35
Portfolio Holdings Information	36
Determination of Net Asset Value	37
Financial Statements	44
APPENDIX “A” RATINGS DEFINITIONS	45
APPENDIX “B” Centerstone Investors LLC Proxy Voting Policy	61
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The Trust

Each of the Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) is a series of Centerstone Investors Trust, (the “Trust”) a Delaware statutory trust, organized on December 15, 2015.

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Funds may issue an unlimited number of shares of beneficial interest. All shares of the Funds have equal rights and privileges.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Funds is entitled to participate equally with other shares (i) in dividends and distributions declared by the Funds and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund is a diversified series of the Trust.  The Funds’ investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may add classes to and reclassify the shares of the Funds, start other series and offer shares of a new fund under the Trust at any time.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Each share class represents an interest in the same assets of each Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  Each share of the Funds is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Funds is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by a Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Under the Trust’s Amended Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

Centerstone Investors LLC (the “Adviser”) serves as the investment adviser to the Funds.

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Investment Policies, Strategies and Associated Risks

The investment objective of each Fund is long-term growth of capital. The investment objective of the Funds and the descriptions of the Funds’ principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. Each Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust, although the Funds will provide shareholders with notice of any change to a Fund’s investment objectives at least 60 days prior to such change.

The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies the Adviser may employ in pursuit of the Funds’ investment objective and a summary of related risks.

Equity Securities. The Funds may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Foreign Securities. The Funds may invest in foreign equity securities including American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

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The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Short Sales. The Funds may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

In connection with its short sales, the Funds will be required to maintain a segregated account with the Funds’ custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds may also sell short “against the box”. Short sales “against the box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Securities Lending. The Funds may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the “SEC”) that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

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Restricted and Illiquid Securities. The portfolio of the Funds may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, non-publicly offered securities and restricted securities. Restricted securities are securities where the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

Private Investment Funds. Each Fund may invest to a limited extent in private investment funds. Such funds are not registered under the Investment Company Act and are therefore not subject to the extensive regulatory requirements it imposes. Private investment funds typically do not disclose the contents of their portfolios, which may make it difficult for the Funds to independently verify the value of an investment in a private investment fund. In addition, a Fund may not be able to withdraw an investment in a private investment fund except at certain designated times, presenting the risk that a Fund would not be able to withdraw from a private investment fund as soon as desired, especially during periods of volatility in markets in which such a private investment fund invests. Investments in private investment funds may be subject to each Fund’s limitations on investments in “illiquid securities,” as described immediately above.

U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality’s right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

Fixed Income Securities. The Funds may invest in all types of fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income

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security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund’s investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

Bank Obligations. Each Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers’ acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Credit Risk. The value of the debt securities held by each Fund fluctuates with the credit quality of the issuers of those instruments. Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk. Each Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering the respective Fund’s share price.

Lower-Rated Debt Instruments. Each of the Funds may invest in debt instruments, including lower-rated instruments (i.e., instruments rated BB or lower by Standard & Poor’s Corporation (“S&P”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”), commonly called “junk bonds”) and instruments that are not rated. There are no restrictions as to the ratings of debt securities or other instruments acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities or other instruments in a particular rating category The Adviser may also use internal ratings on unrated securities. A more complete description of the characteristics of bonds in each rating category is included in the appendix to this Statement of Additional Information.

Securities or other instruments rated BBB by S&P or Baa by Moody’s (the lowest investment grade ratings) are considered to be of medium grade and to have speculative characteristics. Debt securities rated below investment grade are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Although lower-rated debt and comparable unrated debt securities may offer higher yields than do higher-rated securities, they generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which lower-rated and unrated debt securities or other instruments are traded are more limited than those in which higher-rated securities are traded. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities or other instruments, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. See “Computation of Net Asset Value.” Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher-rated securities. Prices of these securities may be subject to extreme price fluctuations.

Lower-rated debt instruments may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt

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securities have been found in some circumstances to be less sensitive to interest rate changes than higher-rated investments, but are generally more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities’ prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. These issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of lower rated bonds, leaving few or no assets available to repay those bond holders. Adverse changes to the issuer’s industry and general economic conditions may have a greater impact on the prices of lower rated securities than on those of other higher rated fixed-income securities. If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.

Defaulted Securities. Each of the Funds may invest in securities or debt of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which a Fund invests, a Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated may not compensate the Fund adequately for the risks assumed. A wide variety of considerations render the outcome of any investment in a financially distressed company uncertain, and the level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties, is unusually high. A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

There is no assurance that the Adviser will correctly evaluate the intrinsic values of the distressed companies in which the Funds may invest. There is also no assurance that the Adviser will correctly evaluate how such value will be distributed among the different classes of creditors, or that the Adviser will have properly assessed the steps and timing thereof in the bankruptcy or liquidation process. Any one or all of such companies may be unsuccessful in their reorganization and their ability to improve their operating performance. Also, such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry, or specific developments within such companies. The Funds may invest in the securities of companies involved in bankruptcy proceedings, reorganizations and financial restructurings and may have a more active participation in the affairs of the issuer than is generally assumed by an investor.

This may subject the Funds to litigation risks or prevent the Funds from disposing of securities. In a bankruptcy or other proceeding, a Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged, disallowed or subordinated to the claims of other creditors. While the Funds will attempt to avoid taking the types of actions that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted or that the Funds will be able to successfully defend against them.

Trade Claims. Each of the Funds may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty and often involved in bankruptcy proceedings. Trade claims offer investors the potential for profits since they are sometimes purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor’s financial position improves or the claim is paid.

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Interest Rate Risk. Fluctuations in interest rates will affect the values of each of the Funds. An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Prepayment Risk. This risk relates primarily to mortgage-backed securities. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in bonds with lower interest rates, which may lower the returns to any fund invested in mortgage-backed securities. Decreases in market interest rates may also result in prepayments of obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Derivative Transactions. Each Fund may invest in options, futures and swaps and related products which are often referred to as “derivatives.” Derivatives may have a return that is tied to a formula based upon an interest rate, index or other measurement which may differ from the return of a simple security of the same maturity. A formula may have a cap or other limitation on the rate of interest to be paid. Derivatives may have varying degrees of volatility at different times, or under different market conditions.

Each Fund may enter into interest rate, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars. A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, for investment purposes, to deploy cash or to protect against any increase in the price of securities it anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential between them. An index swap is an agreement to swap cash flows on a notional amount based on changes in values of the reference indices. For example, a Fund may agree to swap the return generated from one fixed income index for the return generated by a second fixed income index. Swaps may be used in conjunction with other derivative instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Each Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities under the Investment Company Act, a Fund will maintain required collateral in a segregated account consisting of liquid assets. The segregation of these assets will have the effect of limiting the investment adviser’s ability otherwise to invest those assets.

Equity-Swap Contracts. Each Fund may enter into both long and short equity-swap contracts. A long equity-swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity-swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract.

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Each Fund may also enter into equity-swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swaps normally do not involve the delivery of securities or underlying assets.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. The risk of loss consists of the net payments that the Fund is contractually obligated to receive, if any. Since these transactions are offset by segregated cash or liquid assets, these transactions will not be considered to constitute senior securities under the Investment Company Act.

Special Risks of Over-the-Counter Derivative Transactions. Over-the-Counter (“OTC”) derivative transactions differ from exchange-traded derivative transactions in several respects. OTC derivatives are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC derivative pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and SEC recently defined as "swaps" including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. Mandatory exchange trading and clearing will take place on a phased-in basis based on type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds ability to enter into swap agreements.

As OTC derivatives are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. An OTC derivative may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation may require the Fund to pay a premium to that dealer. In those cases in which a Fund has entered into a covered derivative transaction and cannot voluntarily terminate the derivative, the Fund will not be able to sell the underlying security until the derivative expires or is exercised or different cover is substituted. Each Fund intends to enter into OTC derivative transactions only with dealers which agree to, and which are expected to be capable of, entering into derivative closing transactions with a Fund. There is also no assurance that a Fund will be able to liquidate an OTC derivative at any time prior to expiration.

Commodities and Commodity Contracts. Each Fund may purchase or sell such precious metals as gold or silver directly or may invest in precious metal commodity contracts and options on such contracts (metals are considered “commodities” under the federal commodities laws). Each Fund also may invest in instruments related to precious metals and other commodities, including structured notes, securities of precious metal finance and operating companies.

Currency Exchange Transactions. Each Fund may engage in a currency exchange transaction through a forward currency exchange contract (or other cash management position). A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling

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currency prevailing in the foreign exchange market or through a forward currency exchange contract (“Forward Contract”) (or other cash management position). A Forward Contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. Forward Contracts are usually entered into with banks and broker/dealers, are not exchange traded and are usually for less than one year.

Currency exchange transactions may involve currencies of the different countries in which the Funds may invest, and may serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. A Fund’s currency transactions may include transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a Forward Contract (or other cash management position) with respect to specific payables or receivables of a Fund in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a Forward Contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. In addition to hedging transactions, a Fund’s currency transactions may include those intended to profit from anticipated currency exchange fluctuations, even if not related to any particular Fund transaction or portfolio position, which can result in losses if such fluctuations do not occur as anticipated.

At the maturity of a Forward Contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a Forward Contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in Forward Contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new Forward Contract to sell the currency. Should forward prices decline during the period between the date a Fund enters into a Forward Contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

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Financial Services Industry Obligations. The Funds may invest in each of the following obligations of the financial services industry:

     (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government (“U.S. Government Obligations”). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

When-Issued or Delayed-Delivery Securities. Each Fund may purchase securities on a “when-issued” or “delayed-delivery” basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment adviser deems it advisable for investment reasons.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation.

Securities purchased on a when-issued or delayed-delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. A Fund will not invest more than 25% of its assets in when-issued or delayed-delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Funds reserve the right to sell acquired when-issued or delayed-delivery securities before their settlement dates if deemed advisable.

Arbitrage Transactions. Each Fund also may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. The Funds will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage

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transaction, therefore, is that the Funds may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities.

Litigation and Enforcement Risk. Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event the Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which any of the Funds invested engages in such violations, that Fund could be exposed to losses.

Securities Issued in PIPE Transactions. Each of the Funds may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

Market Liquidity and Counterparty Credit Risks. While each Fund is subject to limitations on its holdings of illiquid securities (see “Restricted and Illiquid Securities” above), a Fund may experience periods of limited liquidity, or a complete lack of liquidity, of certain of its investments, which may cause the Fund to retain investments longer than anticipated or to dispose of assets at a value that is less than anticipated. Recent years witnessed a liquidity and credit crisis of historic proportions that had a domino effect on financial markets and participants worldwide that still continues. Among other effects, the turmoil has led certain brokers and other lenders to at times be unwilling or less willing to finance new investments or to only offer financing for investments on less favorable terms than had been prevailing in the recent past. Although the U.S. Federal Reserve Bank, European Central Bank, and other countries’ central banks have injected significant liquidity into markets and otherwise made significant funds, guarantees, and other accommodations available to certain financial institutions, elevated levels of market stress and volatility and impaired liquidity, funding, and credit persist. While instruments correlated to the residential mortgage market were affected first, ultimately market participants holding a broad range of securities, other financial instruments and commodities and commodities contracts were forced to liquidate investments, often at deeply discounted prices, in order to satisfy margin calls (i.e., repay debt), shore up their cash reserves, or for other reasons. Market shifts of this nature may cause unexpectedly rapid losses in the value of a Fund’s positions. It is uncertain how long this current liquidity and credit crisis will continue, what other effects it will have on financial markets and the Funds’ operations, and what may be the overall impact of future liquidity and credit crises.

Credit risk includes the risk that a counterparty or an issuer of securities or other financial instruments will be unable to meet its contractual obligations and fail to deliver, pay for, or otherwise perform a transaction. Credit risk is incurred when a Fund engages in principal-to-principal transactions outside of

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regulated exchanges, as well as in transactions on certain exchanges that operate without a clearinghouse or similar credit risk-shifting structure. Recently, several prominent financial market participants have failed or nearly failed to perform their contractual obligations when due—creating a period of great uncertainty in the financial markets, government intervention in certain markets and in certain failing institutions, severe credit and liquidity contractions, early terminations of transactions and related arrangements, and suspended and failed payments and deliveries.

Borrowing. Each Fund is permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and a Fund’s ability to achieve greater diversification. However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, a Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Options Transactions. The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

Covered Option Writing. Each Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of

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portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is “covered” if a Fund maintains cash, Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity or debt security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian. One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In the case of a securities call, the writer receives the premium, but has given up the opportunity for profit from a price increase in the underlying security above the exercise price during the option period. In the case of a stock index call, the writer receives the premium, but is obligated to deliver cash if the underlying index rises sufficiently during the option period. Conversely, the put option writer has, in the form of the premium, gained a profit as long as the price of the underlying security or stock index remains above the exercise price, but has assumed an obligation to purchase the underlying security at the exercise price from or deliver cash to the buyer of the put option during the option period.

Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option, or a moderate increase in the value of securities a Fund intends to purchase in the case of a put option. If a covered option written by a Fund expires unexercised, it will realize income equal to the amount of the premium it received for the option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Fund.

Options on Market Indices. Each Fund will write call options on broadly based stock and bond market indices only if at the time of writing it holds a portfolio of stocks or bonds listed on such index. When a Fund writes a call option on a broadly based market index, it will generally segregate or put into escrow with its custodian any combination of cash, cash equivalents or “qualified securities” with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A “qualified security” is a security which is listed on a securities exchange or on the NASDAQ against which the Fund has not written a call option and which has not been hedged by the sale of market index futures.

Index prices may be distorted if trading in certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it held, which could result in substantial losses to the Fund.

If a Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio. A Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on a security where it would be able to deliver the underlying securities in settlement, a Fund may have to sell part of its securities portfolio in order to make settlement in cash, and the price of such

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securities might decline before they can be sold. For example, even if an index call which a Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

Futures and Options on Futures. Each Fund may utilize futures contracts and options on futures. These transactions may be effected on securities exchanges or in the over-the-counter market. When purchased over-the-counter, a Fund bears the risk that the counterparty to the contract will be unable or unwilling to perform its obligations. These contracts may also be illiquid and, in such cases, a Fund may have difficulty closing out its position. Engaging in these types of transactions is a specialized activity and involves risk of loss. In addition, engaging in these types of transactions may increase the volatility of returns, because they commonly involve significant “built in” leverage and can be entered into with relatively small “margin” commitments relative to the resulting investment exposure. Futures contracts and similar “derivative” instruments are also subject to the risk of default by the counterparties to the contracts. Each Fund may engage in certain investment techniques which create market exposure, such as dollar rolls.

Each Fund may enter into futures contracts in U.S. markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than U.S. markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits realized could be eliminated by adverse changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on U.S. exchanges and those that are not. Unlike trading on U.S. commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. Successful use of futures also is subject to the investment adviser’s ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Positions of the SEC and its staff may require a Fund to segregate liquid assets in connection with its options and futures transactions in an amount generally equal to the value of the underlying option or commodity. The segregation of these assets will have the effect of limiting the investment adviser’s ability otherwise to invest those assets. Futures and related options transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. As a general matter, the investment adviser intends to conduct the operations of each Fund in compliance with CFTC Rule 4.5 under the Commodity Exchange Act of 1974 (the “Commodity Exchange Act”), as amended, in order to avoid regulation by the CFTC as a commodity pool operator with respect to the Fund. The Rule 4.5 exemption limits (i) the ability of any Fund to trade in specified “commodity interests” (generally, futures, options on futures, certain foreign exchange transactions, and many swaps) beyond levels approved by the CFTC as de minimis and (ii) the ability of any Fund to market itself as providing investment exposure to such instruments.

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Structured Notes. Each of the Funds may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. These investments are limited to 5% of the Fund’s assets. Structured securities differ from other types of securities in which the Funds may invest in several respects. For example, the coupon dividend and/or redemption amount at maturity may be increased or decreased depending on changes in the value of the underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security’s issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Investment in Other Investment Companies. Each of the Funds may invest in other registered investment companies, either U.S. or foreign. For example, certain markets are closed in whole or in part to equity investments by foreigners and may be available for investment solely or primarily through such an investment company. Each of the Funds generally may invest up to 10% of its total assets in shares of other investment companies and up to 5% of its total assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and “qualified purchaser” investment companies (described above under “Private Investment Funds”), nor do these restrictions apply to affiliated fund of funds arrangements or to investments in money market funds.

Investment in another investment company may involve the payment of a premium above the value of the issuer’s portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Funds do not intend to invest in such an investment company unless, in the judgment of the Funds’ investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, each of these Funds would bear its ratable share of that investment company’s expenses, including its advisory and administration fees. At the same time, each of these Funds would continue to pay its own advisory fees and other expenses.

Exchange Traded Funds (“ETFs”). Each of the Funds may invest in ETFs, which are investment companies or special purpose trusts whose primary objective is to achieve the same rate of return as a particular market index or commodity while trading throughout the day on an exchange. Most ETF shares are sold initially in the primary market in units of 50,000 or more (“creation units”). A creation unit represents a bundle of securities (or other assets) that replicates, or is a representative sample of, the ETF’s holdings and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF’s underlying holdings. A Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions.

ETF shares are subject to the same risks as investment companies, as described above. Furthermore, there may be times when the exchange halts trading, in which case a Fund owning ETF shares would be unable to sell them until trading is resumed. In addition, because ETFs often invest in a portfolio of common stocks and “track” a designated index, an overall decline in stocks comprising an ETF’s benchmark index could have a greater impact on the ETF and investors than might be the case in an

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investment company with a more widely diversified portfolio. Losses could also occur if the ETF is unable to replicate the performance of the chosen benchmark index. ETFs tracking the return of a particular commodity (e.g., gold or oil) are of course exposed to the volatility and other financial risks relating to commodities investments.

Other risks associated with ETFs include the possibility that: (i) an ETF’s distributions may decline if the issuers of the ETF’s portfolio securities fail to continue to pay dividends; and (ii) under certain circumstances, an ETF could be terminated. Should termination occur, the ETF could have to liquidate its portfolio when the prices for those assets are falling. In addition, inadequate or irregularly provided information about an ETF or its investments, because ETFs are passively managed, could expose investors in ETFs to unknown risks.

Master Limited Partnerships. Each of the Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a public limited partnership. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for the MLP investor than investors in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be.

Oil and Gas Investments. Each of the Funds may invest in oil and gas related assets, including oil royalty trusts that are traded on national securities exchanges (but subject to limits on purchasing and selling physical commodities as set out in the Fund’s fundamental investment restrictions). Oil royalty trusts are income trusts that own or control oil and gas operating companies. Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions). As a result of distributing the bulk of their cash flow to unitholders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation. However, they are still exposed to commodity risk and reserve risk, as well as operating risk.

Temporary and Cash Investments

Under normal market conditions, the Funds will stay at least 80% invested according to its principal investment strategies as noted above. The Funds, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Funds not achieving its investment objectives during that period.

For longer periods of time, the Funds may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested. To the extent that the Funds use a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds. The Funds may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and

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undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Real Estate Companies. The Funds may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or have at least 50% of their respective assets in such real estate. Such investments include common stocks (including real estate investment trust (“REIT”) shares, see “Real Estate Investment Trusts” below),rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts. The Funds may make investments in REITs. REITs include equity, mortgage and hybrid REITs. Equity REITs own real estate properties, and their revenue comes principally from rent. Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans. Hybrid REITs combine characteristics of both equity and mortgage REITs. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

Additional Risks

Risk of Potential Government Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as part of its investment strategy, and could ultimately prevent the Funds from being able to achieve its investment goals. For example, some legislative and regulatory proposals, such as those in the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010), would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or

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government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. While many provisions of the Dodd-Frank Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon the Funds, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Funds to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.

Fundamental Investment Limitations

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;
2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has an asset coverage of 300% for all borrowings and repurchase commitments of t Fund pursuant to reverse repurchase transactions;
3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);
4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate or real estate acquired as a result of such investments. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);
5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);
6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and purchase or sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws; or
7.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.
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8.	Make an investment unless 75% of the value of that Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized.

The following lists the non-fundamental investment restrictions applicable to the Funds. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

The Funds may not:

  Invest in other investment companies (including affiliated investment companies) except to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or exemptive relief granted by the Securities and Exchange Commission (“SEC”). Notwithstanding this or any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company; or

  Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Management of the Fund

Board of Trustees

The management and affairs of the Funds are supervised by the Board of Trustees. The Board of Trustees consists of four individuals, three of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

Board Leadership Structure

The Trust is led by Abhay Deshpande, who has served as the Chairman of the Board since 2016.  The Board of Trustees is comprised of four individuals, three of whom are Independent Trustees.   Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings

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on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.   The Trust believes that (i) its Chairman, (ii) Mr. Paul Coghlan, the independent chair of the Audit Committee, and, (iii) as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder. The Board has not appointed a Lead Independent Trustee at this time.

Board Risk Oversight

The Board of Trustees is comprised of four individuals, three of whom are Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Abhay Deshpande is the Founder & CIO of the Adviser and has more than 25 years of market experience in the mutual fund industry. Mr. Felix Rivera has over 25 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. Ms. Anita Krug has 9 years of experience as an attorney advising investment advisory firms, particularly those managing hedge funds. She also has extensive experience as a law professor whose scholarship focuses on investment advisers, hedge funds and mutual funds.  Mr. Paul Coghlan has almost 30 years of experience as a chief financial officer. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established four standing committees – the Audit Committee, the Compensation Committee, the Nominating Committee and the Valuation Committee. All Independent Trustees are members of the Audit Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth above. The Board of Trustees reviews its leadership structure regularly. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution

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arrangements of each of the Trust’s series. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Investment advisers managing the Trust’s series report to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. Unless otherwise noted, the address of each Trustee and Officer is 135 5th Avenue, New York, New York 10010.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul Coghlan 1945	Independent Trustee since March 2016.	CFO, Linear Technology Corp. (Dec. 1986 – June 2015).	2	None
Felix Rivera 1963	Independent Trustee since March 2016.	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy) (Jan. 2011 – present); Chief Operating Officer, Biondo Investment Advisors, LLC, (Apr. 2004 - Dec. 2010).	2	BlueArc Multi-Strategy Fund (since 2014); Advisors Preferred Trust (since 2012).
Anita K. Krug 1969	Independent Trustee since March 2016.	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010-2014); Partner, Howard Rice, P.C. (legal services)(2007-2010).	2	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); Two Roads Shared Trust (since 2012).
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Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Abhay Deshpande 1970	Trustee, President and Chief Executive Officer since January 2016.	Founder & CIO of the Adviser (2015 to present); Portfolio Manager, First Eagle Investment Management, LLC (2007-2014).	2	None
Philip Santopadre 1977	Treasurer, Secretary and Chief Financial Officer since March 2016	Chief Operating Officer, Chief Financial Officer and Chief Compliance Officer of the Adviser (March 2016 to present); Treasurer, First Eagle Funds and First Eagle Variable Funds (September 2005 to March 2016); Vice President, First Eagle Investment Management, LLC (July 2006- March 2016).	N/A	N/A
Jimmy Chao 1971	Assistant Treasurer Since March 2016	Assistant Vice President, Gemini Fund Services, LLC	N/A	N/A
Jennifer Farrell 1969	Assistant Secretary Since March 2016	Senior Paralegal Gemini Fund Services, LLC	N/A	N/A
Mark Marrone 1968	Chief Compliance Officer Since March 2016	Senior Compliance Officer, Northern Lights Compliance Services, LLC	N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the independent members of the Board of Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Funds’ independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least once a year.

Governance and Nominating Committee. The Board has a Governance and Nominating Committee, which is comprised of the independent members of the Board of Trustees. The primary purposes of the Governance and Nominating Committee are to consider and evaluate the structure, composition and operation of the Board, to evaluate and recommend individuals to serve on the Board of the Trust, and to consider and make recommendations relating to the compensation of the Trust’s independent trustees.  The Governance and Nominating Committee may consider recommendations for candidates to serve on the Board from any source it deems appropriate.

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Other Committees of the Trust

Fair Value Committee. The Trust has a Fair Value Committee. The Fair Value Committee is responsible for determining, in good faith, the fair value of securities and other assets of a Fund for which market quotations are not readily available subject to the supervision and oversight of the Trust’s Board. Such determinations shall be reported to the Trust’s Board.  The Fair Value Committee consists of the Trust’s Treasurer or Assistant Treasurer, a representative of the Administrator, Gemini Fund Services, and a representative of the Adviser, Centerstone Investors.  The Trust’s Chief Compliance Officer may also participate as member of the Fair Value Committee from time to time.  Two members of the Fair Value Committee shall constitute a quorum. The Fair Value Committee meets as necessary when a price for a portfolio security is not readily available.

Trustee Compensation

Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $15,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust as of the date of the SAI.

Name	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Anita K. Krug	None	None	None	None
Paul Coghlan	None	None	None	None
Felix Rivera	None	None	None	None

Trustee Ownership

Because there were no shares outstanding as of the date of this SAI, the Trustees and officers, as a group, owned 0% of the Funds’ outstanding shares.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund. As of the date of this SAI, there were no principal or control shareholders as there were no shares of the Funds outstanding.

Investment Adviser

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Investment advisory services are provided to the Funds by Centerstone Investors LLC, 135 5th Avenue, New York, New York 10010, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser is wholly owned by Abhay Deshpande. Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of a Fund’s investments.

After an initial period of two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds upon 60 days’ prior written notice when authorized either by a majority vote of the applicable Fund’s shareholders or by a vote of a majority of the Board of Trustees, or by the Advisor upon 60 days’ prior written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor, under such agreement, shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees (directly or through a subadviser) to invest the assets of the Funds in accordance with applicable law and the investment objective, policies and restrictions set forth in the Funds’ current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such shall (directly or through a subadviser) (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Funds, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser (directly or through a subadviser) will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on March 11, 2016.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Funds and such additional administrative services as reasonably requested by the Board of Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Funds; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Funds’ records and the registration of the Funds’ shares under federal securities laws and making necessary filings under

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state securities laws; developing management and shareholder services for the Funds; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a management fee at the annual rate of 0.90% of the Investor Fund’s and 0.90% of the International Fund’s average daily net assets.

The fee is computed daily and payable monthly. The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) at least until March 31, 2018, such that net annual fund operating expenses of each Fund do not exceed the percentages in the table below.  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause a Fund’s annual operating expenses to exceed the expense cap. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and increase its performance.

Share Class	Expense Cap for the Investor Fund	Expense Cap for the International Fund
Class A	1.35%	1.35%
Class C	2.10%	2.10%
Class I	1.10%	1.10%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Funds.  Under the terms of the Advisory Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Funds and of pricing the Funds’ shares, (d) the charges and expenses of legal counsel and independent accountants for the Funds, (e) brokerage commissions and any issue or transfer taxes chargeable to the Funds in connection with its securities transactions, (f) all taxes and corporate fees payable by the Funds to governmental agencies, (g) the fees of any trade association of which the Funds may be a member, (h) the cost of share certificates representing shares of the Funds, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Funds and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Funds’ registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’

meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Adviser has only recently been engaged to manage the Funds and has not been paid any advisory fees as of the date of this SAI.

Portfolio Manager

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The following section provides information regarding the Portfolio Manager, other accounts managed by the Portfolio Manager, compensation, material conflicts of interests, and any ownership of securities in the Funds.

Abhay Deshpande. Mr. Deshpande is the Founder & CIO of the Adviser. He has more than 25 years of market experience. Prior to founding the Adviser in 2015, Mr. Deshpande was a part of First Eagle Investment Management, LLC where he joined in in 2000 and served as a senior member of the First Eagle Global Value analyst team and portfolio manager for a number of accounts before assuming management responsibilities for several funds in September 2007. Prior to 2000, Mr. Deshpande spent three years as a research analyst with Harris Associates, investment adviser to the Oakmark Funds.

Other Accounts Managed by the Portfolio Manager

The table below identifies, for the Portfolio Manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate and have been rounded. The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of the date of the SAI.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Abhay Deshpande	0	$0	0	$0	0	$0

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio Managers who manage other investment accounts in addition to the Funds may be presented with the potential conflicts described below.

Centerstone Investors LLC

Certain inherent conflicts of interest may arise from the fact that Centerstone may carry on substantial investment activities for multiple clients simultaneously, including separate accounts and mutual funds. Centerstone may give advice and recommend investments to, or engage in investment transactions for, certain of its clients which advice or investments may differ from advice given to, or investments made for, other Centerstone clients, even though their investment objectives may be the same or similar. The investment methods and strategies that Centerstone uses to manage a particular client’s account may be used by Centerstone when managing another client’s account. Centerstone and/or its affiliates may have a conflict of interest in rendering advice to a particular client because the financial benefit from managing another client’s account may be greater, which could provide an incentive to favor such other account. Centerstone believes, however, that these conflicts are mitigated by its methodology for allocating investments among clients, as described in its policies and procedures.

Portfolio Manager Compensation

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The Portfolio Manager’s compensation is a fixed salary that is set by reference to industry standards. Bonuses paid to the Portfolio Managers are based on the profitability of the Adviser.

Portfolio Manager Ownership of the Fund

Because there were no shares outstanding as of the date of this SAI, the Portfolio Managers owned 0% of the Funds’ outstanding shares.

Other Service Providers

Administrator

Pursuant to a Fund Services Agreement (the “Administration Service Agreement”), Gemini Fund Services, LLC (“GFS”), 80 Arkay Drive, Hauppauge, New York 11788 (the “Administrator”), acts as administrator for the Funds, subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of GFS or its affiliates.

The Administration Service Agreement was initially approved by the Board at a meeting held on March 11, 2016. The Agreement shall remain in effect for3 years from the date of the Fund’s commencement of operations, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable with respect to the Trust and/or with respect to any Fund by the Board, by vote of a majority of the outstanding voting securities of the Trust, or by GFS at the end of the initial term or any subsequent renewal term upon not less than ninety (90) days’ advanced written notice; or upon written notice from either party of a material breach, provided that a party shall have a thirty (30) day cure period in which to remedy any claimed material breach. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of GFS or reckless disregard of its obligations thereunder, GFS shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, GFS provides facilitating administrative services, including:  (i) monitoring the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent, fund accountant and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Trust; (ii) monitoring Fund holdings and operations for post-trade compliance with the Prospectus and Statement of Additional Information, SEC statutes, rules, regulations and policies and pursuant to advice from the Fund’s independent public accountants and Trust counsel, monitor Fund holdings for compliance with IRS taxation limitations and restrictions and applicable Federal Accounting Standards Board rules, statements and interpretations; provide periodic compliance reports to each investment adviser or sub-adviser to the Trust, and assist the Trust, the Adviser and each sub-adviser to the Trust (collectively referred to as “Advisers”) in preparation of periodic compliance reports to the Trust, as applicable; (iii) preparing and coordinating the printing of semi-annual and annual financial statements; (iv) preparing selected management reports for performance and compliance analyses agreed upon by the Trust and GFS from time to time; (v) in consultation with legal counsel to the Trust, the investment adviser, officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board, including agendas and selected financial information as agreed upon by the Trust and GFS from time to time; attend and participate in Board meetings to the extent requested by the Board; and prepare or cause to be prepared minutes of the meetings of the Board; (vi) determining income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements, to be reviewed by the Trust’s independent public accountants; (vii) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (viii) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to each Fund in order to calculate its daily net asset value; (ix) in consultation with legal counsel for the Trust, assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement, periodic reports to the Trustees, shareholders and the SEC, including but not limited to annual reports and semi-annual reports, notices pursuant to Rule 24f-2 (as applicable), proxy materials, and reports to the SEC on Forms N-CEN, N-CSR, N-PORT, N-23c-3 and N-PX (as applicable); (x) coordinating the Trust’s audits and examinations by assisting each Fund’s independent public accountants, or, upon approval of the Trust, any regulatory body, in any requested review of a Fund’s accounts and records, providing appropriate financial schedules (as requested by a Fund’s independent public accountants or SEC examiners), and providing office facilities as may be required; (xi) determining, after consultation with legal counsel for the Trust and the Fund’s investment adviser, the jurisdictions in which Shares of the Trust shall be registered or qualified for sale; facilitate, register, or prepare applicable notice or other filings with respect to, the Shares with the various state and territories of the United States and other securities commissions, provided that all fees for the registration of Shares or for qualifying or continuing the qualification of the Trust shall be paid by the Trust; (xii) monitoring sales of Shares and ensure that the Shares are properly and duly registered with the SEC; (xiii) monitoring the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Trust and other appropriate purposes; (xiv) preparing, or causing to be prepared, expense and financial reports, including Fund budgets, expense reports, pro-forma financial statements, expense and profit/loss projections and fee waiver/expense reimbursement projections on a periodic basis; (xv) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (xvi) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (xvii) upon request, assisting each Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (xviii) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request pursuant to mutually acceptable timelines and compensation agreements.

For the services rendered to the Funds by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services The Fund also pays the Administrator for any out-of-pocket expenses.

Fund Accounting

GFS, pursuant to the Administration Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return

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for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund. The Fund also pays the Administrator for any out-of-pocket expenses.

Transfer Agent

GFS, 17605 Wright Street, Suite 2, Omaha, NE 68130, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111, , serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Funds.  The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 17605 Wright Street, Suite 2, Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Each Fund pays a compliance service fee to NLCS.

Legal Counsel

Alston & Bird, LLP, 950 F Street NW, Washington, D.C. 20004, serves as counsel to the Funds.

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, serves as the independent registered public accounting firm of the Trust.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, NE 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Funds’ shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.”

The Underwriting Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to the Underwriting Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ notice when authorized either by a majority vote of a Fund’s outstanding voting securities or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested

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persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

12b-1 Distribution and Shareholder Servicing Plan

The Trust has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A shares and Class C shares (the “Plan”) pursuant to which the Class A shares and Class C shares of the Fund are each authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under the Plan, Class A shares and Class C shares of the Funds may each pay a combined account maintenance and/or distribution fee at an annual rate of up to 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of class as compensation for the Distributor providing distribution and/or shareholder services to shareholders. Such fees are to be paid by the Funds monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon each share class’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds. The Adviser may be compensated by the Distributor for its distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated at any time by the Trust or the Funds by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Funds.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Funds (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of

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the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

To the extent these asset-based fees and other payments made under the Plan to these financial intermediaries for the distribution services they provide to the Funds’ shareholders exceed the Rule 12b-1 fee available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Funds. In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

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While it is each Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Investment decisions for the Funds may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts managed. In the case where a Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

Each Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. Each Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

Portfolio Turnover

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Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (i) the lesser of purchases or sales of portfolio securities for the fiscal year by (ii) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs, could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income tax rates (currently as high as 39.6% for individuals) and could increase brokerage commission costs. To the extent that the Funds experience an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Funds could be negatively impacted by the increased expenses incurred by the Funds and may result in a greater number of taxable transactions.

Code of Ethics

The Trust and the Adviser have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Adviser and responsibility for voting proxies of securities held by the Funds to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix B.

More Information. The actual voting records relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, each Fund discloses its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Funds may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Funds’ portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Funds.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Funds; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides consulting services to the Funds as well as related compliance services; therefore, its personnel have full daily access to the Funds’ portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

State Street Bank and Trust Company. State Street Bank and Trust Company is custodian for the Funds; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

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Cohen Fund Audit Services, Ltd. Cohen Fund Audit Services, Ltd. is the Funds’ independent registered public accounting firm; therefore, its personnel have access to each Fund’s portfolio holdings in connection with auditing of the Funds’ annual financial statements and providing assistance and consultation in connection with SEC filings.

Alston & Bird, LLP.  Alston & Bird, LLP is counsel to the Funds; therefore, its personnel have access to each Fund’s portfolio holdings in connection with review of the Funds’ annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Funds’ portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading “Net Asset Value,” the net asset value (“NAV”) of the Funds’ shares, by class, is determined by dividing the total value of the Funds’ portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Funds, by class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

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Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Funds in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

A Fund will redeem all or any portion of a shareholder’s shares in the applicable Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

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The Funds may purchase shares of certain series which charge a redemption fee to shareholders (such as the Funds) that redeem shares of the underlying fund within a certain period of time (such as one year). The fee is payable to the underlying fund. Accordingly, if the Funds were to invest in an underlying fund and incur a redemption fee as a result of redeeming shares in such underlying fund, the Funds would bear such redemption fee. The Funds will not, however, invest in shares of an underlying fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Funds or their investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

Qualification and Taxation as a RIC

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code. All shareholders should consult a qualified tax advisor regarding their investment in the Funds.

Each Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on their net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements, as a regulated investment company generally is entitled to deduct all dividends and capital gain dividends it distributes to its shareholders, even if shareholders choose to receive such distributions in shares of a Fund. A Fund will, however, be subject to corporate income tax on any net investment income or net capital gain that it does not timely distribute to its shareholders.

Net investment income and net capital gain of the Funds will be computed in accordance with Section 852 of the Code. Net investment income is made up of dividends and interest less expenses. Net capital gain is the excess of net long-term capital gain over net short-term capital loss for a fiscal year and is computed by taking into account any capital loss carryforward of the Funds.

Each Fund is permitted to carry forward capital losses for an unlimited period, and such capital loss carryforwards will retain their character as either short-term or long-term capital losses. Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net

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capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Funds unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Funds control and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships. If a Fund fails to satisfy these qualifying income and asset tests, and such failure was due to reasonable cause and not willful neglect, it may be permitted to “cure” such failures (and thereby not jeopardize its tax status as a regulated investment company) under certain circumstances.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year (and such failure is not subject to cure as discussed above), it will be treated as a corporation for federal income tax purposes. As such a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Funds are subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Funds’ ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to each Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this excise tax.

Taxation of Shareholders

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income. In most cases the Funds will hold shares for less than 12 months, such that its sales of such shares from time to time will not qualify as long-term capital gains for those investors who hold shares of the Funds in taxable accounts.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Funds have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.

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However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to reinvest distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Funds will be required to report to the Internal Revenue Service (the “IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their social security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Funds are notified by the IRS or a broker that withholding is required due to an incorrect social security or taxpayer identification number or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds’ shares.

A brief explanation of the form and character of the distribution will accompany each distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their independent tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Funds, the Funds’ transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of a Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

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Investment by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC.

A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to market” as though it had sold and repurchased its holdings in those PFICs on the last day of a Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Funds’ total return.

Foreign Currency Transactions

The Funds’ transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders of the Funds. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full

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amount of his or her proportionate share of the foreign taxes paid by a Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals, and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Funds hold the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distributions, if any, than they would in the absence of such transactions.

This summary is not intended to be and should not be construed to be legal or tax advice.  This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to a Fund or its investments. You should consult your own independent tax advisors to determine the tax consequences of owning a Fund’s shares.

Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of

Centerstone Investors Fund (Centerstone Investors Trust)

We have audited the accompanying statement of assets and liabilities of Centerstone Investors Fund (the “Fund”), a series of Centerstone Investors Trust, as of April 8, 2016. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash as of April 8, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Centerstone Investors Fund as of April 8, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

April 15, 2016

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CENTERSTONE INVESTORS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 8, 2016

ASSETS
Cash	$100,000

Total Assets	$100,000

LIABILITIES	-

NET ASSETS	$100,000

At April 8, 2016 the components of net assets were as follows:
Paid in Capital	$100,000

Class I shares:
Shares of beneficial interest outstanding,
unlimited shares authorized without par value	10,000

Net asset value, offering and redemption price* per share	$10.00

* Subject to 2% redemption fee within 30 days of purchase.

See notes to financial statement.

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CENTERSTONE INVESTORS FUND

NOTES TO FINANCIAL STATEMENT

April 8, 2016

(1) ORGANIZATION

The Centerstone Investors Fund (the “Fund”), a series of Centerstone Investors Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s Investment Adviser is Centerstone Investors LLC (the “Adviser”). The investment objective is to seek long-term growth of capital.

The Trust was organized as a statutory trust on December 15, 2015 under the laws of the State of Delaware with the Fund as its initial series. The Fund had no operations from that date to April 8, 2016, other than those relating to organizational matters and the registration of its shares under applicable securities laws. The Adviser purchased the initial 10,000 Class I shares at $10.00 per share on April 8, 2016. The Fund had not yet commenced operations as of April 8, 2016, the date of this financial statement.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase. Class C shares redeemed within one year of purchase will be subject to a CDSC of up to 1.00%. Class C and Class I shares of the Fund are sold at net asset value without an initial sales charge and Class I shares have a higher minimum initial investment than Class A and Class C. All classes are subject to a 2% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2) SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statement has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The following is a summary of significant accounting policies used in preparing the financial statement.

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CENTERSTONE INVESTORS FUND

NOTES TO FINANCIAL STATEMENT (Continued)

April 8, 2016

Organizational and Offering Costs

All of the costs in conjunction with the organization of the Fund and all costs of offering the Fund’s shares of beneficial interest for sale incurred through this financial statement date will be paid by the Adviser and are not subject to recoupment.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision is required.

Distributions

Dividends from net investment income and net capital gains are declared and paid annually for the Fund. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

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CENTERSTONE INVESTORS FUND

NOTES TO FINANCIAL STATEMENT (Continued)

April 8, 2016

(3) INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.90% of its average daily net assets.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until March 31, 2018 to ensure that Net Annual Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) will not exceed 1.10% for Class I, 1.35% for Class A and 2.10% for Class C of the Fund’s average daily net assets. The Agreement will allow the Adviser to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitations.  The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years.

The Trust’s Board of Trustees has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

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CENTERSTONE INVESTORS FUND

NOTES TO FINANCIAL STATEMENT (Continued)

April 8, 2016

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a quarterly fee of $15,000, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

(4) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of April 8, 2016, Centerstone Investors LLC held 100% of the voting securities of the Fund.

(5) SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of this financial statement and has noted no such events.

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APPENDIX “A” RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B-1

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Standard & Poor’s Underlying Rating)

This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard &Poor’s opinions and analyses do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.

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Active Qualifiers (Currently applied and/or outstanding)

i

This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L

Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p

This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi

Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr

The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary

Preliminary ratings are assigned to issues, including financial programs, in the following circumstances.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating.

—	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.
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t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

unsolicited

Unsolicited ratings are those credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

q

A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Credit Rating Definitions

Purpose

The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which relative creditworthiness of securities may be noted.

Rating Symbols

Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating

Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating

The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*

Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness”. The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings. It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned. Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country. Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. It is not related to the rating scale of any other national market. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading. Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, the agency’s National Short-Term Rating definitions for ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on the agency’s web-site to determine if any additional or alternative category definitions apply.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

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C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—	Nature of and provisions of the obligation;

—	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Debt Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country. Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

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Notes to Long-Term and Short-Term National Ratings:

The ISO country code suffix is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies. For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poors Short-Term Issue Credit Ratings beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

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MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1

This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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APPENDIX “B” Centerstone Investors LLC Proxy Voting Policy

Proxy voting Policy

Centerstone Investors, LLC

In accordance with Rules 30b1-4, 206(4)-6, and 204-2 of the Investment Adviser Act of 1940, as amended, Centerstone Investors, LLC (“Centerstone” or the “Firm”) has adopted this Proxy Voting Policy (“Policy”).

Centerstone’s clients include any person or entity whose assets are managed by the Firm through a separate account (“Separate Accounts”) and any companies registered under the Investment Company Act of 1940, as amended (“Mutual Funds”) (together “Clients”).

Mutual Fund Clients

Centerstone holds the authority to vote proxies on behalf of the Mutual Funds it manages. Centerstone will engage Institutional Shareholder Services Inc. (“ISS”) as an independent third party to assist Centerstone with voting proxies. In the event that Centerstone receives proxies, the portfolio manager will generally vote proxies based on the recommendation of ISS, except in cases where Centerstone believes that such recommendation would be inconsistent with the best interests of the Mutual Fund and its shareholders in which case Centerstone will vote proxies in the manner it believes to be in the best interest of the Mutual Fund and its shareholders.

Other Clients

At the express direction of a Client, Centerstone will vote proxies for securities held in such Client’s Separate Account. Unless such Client has provided Centerstone specific voting instructions, Centerstone will generally vote such proxies consistent with the recommendations of ISS, except in cases where Centerstone believes that such recommendation would be inconsistent with the best interest of the Client, in which case Centerstone will vote in the manner it believes to be in the best interest of the Client.

Centerstone may also engage ISS or another independent third party to cast any proxy votes on behalf of those Clients in the event that the Chief Compliance Officer identifies a material conflict of interest in casting such votes.

Procedures

  The Firm will only exercise proxy-voting discretion over Client securities in the instances where Clients give the Firm discretionary authority to vote on their behalf.
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  It is the Firm’s policy to vote Client securities primarily in conformity with ISS recommendations, in order to limit conflict of interest issues between the Firm and its Clients.
  The Firm may vote Client shares inconsistent with ISS recommendations if the Firm believes it is in the best interest of its Clients and such a vote does not create a conflict of interest between the Firm and its Clients. In such a case, the Firm will have on file a written statement detailing why they believe ISS’ recommendation was not in the Client’s best interest.
  The Firm retains a record of proxy votes for each Client.

The Firm will provide a copy of the Policy to each Client for consideration. If a Client objects to any provision in the Policy, the Firm asks that the Client make known to the Firm what the objection is. Clients may always discuss their proxy questions with the Firm’s management.

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Centerstone Investors Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated December 15, 2015.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on December 15, 2015.[3]
(b)	By-Laws dated December 15, 2015.[3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and Centerstone Investors LLC, with respect to the Centerstone Investors Fund and Centerstone International Fund.[1]
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.[1]
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and State Street Bank and Trust Company.[1]
(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC.[1]
(h)(2)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.[1]
(h)(3)	Expense Limitation Agreement between the Registrant and Centerstone Investors LLC, with respect to the Centerstone Investors Fund and Centerstone International Fund. [1]
(h)(4)	Selling Agreement between the Registrant and Northern Lights Distributors LLC.[1]
(i)(1)	Opinion of Alston & Bird LLP.[1]
(i)(2)	Consent of Alston & Bird LLP.[1]
(j)(1)	Consent of Cohen Fund Audit Services Ltd. independent auditor on behalf of the Centerstone Investors Fund and Centerstone International Fund.[1]
(j)(2)	Powers of Attorney.[1]
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements.[1]
(m)(1)	Rule 12b-1 Plan.[1]
(n)	Rule 18f-3 Plan.[1]
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC.[1]
(p)(2)	Code of Ethics of Centerstone Investors LLC. [1]

[1] Is filed herewith.

2 To be filed by subsequent amendment.

3  Filed as an exhibit to the Registration Statement on Form N-1A previously filed on January 13, 2016, and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of the Adviser is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of the Adviser is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No.801-107361 as follows:

Centerstone Investors LLC, the Adviser to the Centerstone Investors Fund and Centerstone International Fund -- File No. 801-107361

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Centerstone Investors Trust, AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Vertical Capital Income Fund, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust, CLA Strategic Allocation Fund, Princeton Private Equity Fund, Neiman Funds, BlueArc Multi-Strategy Fund and Hays Series Trust.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130.  NLD is an affiliate of Gemini Fund Services, LLC and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, Chief Executive Officer, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, MA 02111, provides custodian services to the Centerstone Investors Fund and Centerstone International Fund pursuant to a Custody Agreement between State Street and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 4020 South 147th Street, Omaha, Nebraska 68137, serves as principal underwriter for all series of Centerstone Investors Trust. NLD maintains all records required to be maintained pursuant to each Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Centerstone Investors LLC, located at 135 5th Avenue, New York, New York 10010, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Centerstone Investors Fund and Centerstone International Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See Item 30 above, second paragraph.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on the 15th day of April, 2016.

                                   CENTERSTONE INVESTORS TRUST

                                    (Registrant)

/s/Abhay Deshpande*

By: Abhay Deshpande*

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ AbhayDeshpande* Abhay Deshpande	Trustee and President	April 15, 2016
/s/ Anita K. Krug* Anita K. Krug	Independent Trustee	April 15, 2016
/s/ Felix Rivera* Felix Rivera	Independent Trustee	April 15, 2016
/s/ Paul Coghlan* Paul Coghlan	Independent Trustee	April 15, 2016

*By: /s/ David J. Baum

David J. Baum

Attorney-in-Fact - Pursuant to Powers of Attorney filed herewith

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement between the Registrant and Centerstone Investors LLC, with respect to the Centerstone Investors Fund and Centerstone International Fund	(d)(1)
Underwriting Agreement between the Registrant and Northern Lights Distributors LLC	(e)(1)
Custody Agreement between the Registrant and State Street Bank and Trust Company	(g)(1)
Fund Services Agreement between the Registrant and Gemini Fund Services, LLC	(h)(1)
Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC	(h)(2)
Expense Limitation Agreement between the Registrant and Centerstone Investors LLC, with respect to the Centerstone Investors Fund and Centerstone International Fund	(h)(3)
Selling Agreement between the Registrant and Northern Lights Distributors LLC	(h)(4)
Opinion of Alston & Bird LLP	(i)(1)
Consent of Alston & Bird LLP	(i)(2)
Consent of Cohen Fund Audit Services Ltd.	(j)(1)
Powers of Attorney	(j)(2)
Initial Capital Agreements	(l)
Rule 12b-1 Plan	(m)(1)
Rule 18f-3 Plan	(n)
Code of Ethics of Northern Lights Distributors, LLC	(p)(1)
Code of Ethics of Centerstone Investors LLC	(p)(2)